Line of Credit, Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Line of credit, related parties	$ 212,388	$ 883,224
Interest expense on line of credit	$ 40,164	$ 33,724